Equity_Capital Surplus(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
Miscellaneous Equity Abstract [Abstract]
Share premium	₩ 13,190,274				₩ 13,190,274
Loss On Sales Of Treasury Shares	(481,332)				(481,332)
Other capital surplus	4,412,718				4,413,286
Total	₩ 17,121,660	[1]	$ 15,385,416		₩ 17,122,228

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.